Other Operating Expenses (Net) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Expenses
Other operating income	R$ 809,933	R$ 1,135,725	R$ 714,363
Other operating expense	(990,018)	(1,172,124)	(866,732)
Contributions to fund guarantee of credit - FGC	(628,236)	(615,722)	(563,421)
Total	R$ (808,321)	R$ (652,121)	R$ (715,790)